Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued interest expenses	¥ 24,019	¥ 1,268
Other current liabilities	9,190
Accrued expenses and other current liabilities	¥ 33,209	¥ 1,268